Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information - Operations Segments (Table)

	Year Ended December 31, 2023
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$139,556	$53,584	$117,651	$310,791
Cost of sales	(58,374)	(47,042)	(98,954)	(204,370)
Gross profit	$81,182	$6,542	$18,697	$106,421
Administrative expenses	(5,077)	(3,370)	(12,869)	(21,316)
Other operating income	67	—	1,586	1,653
Other operating expenses	(557)	(2,162)	(3,972)	(6,691)
Allowance for expected credit losses on financial	(392)	—	—	(392)
Operating profit	$75,223	$1,010	$3,442	$79,675
Finance income	729	250	764	1,743
Finance costs	(26,471)	(9,244)	(27,925)	(63,640)
Other financial results	—	2,225	842	3,067
Profit/(loss) before tax	$49,481	$(5,759)	$(22,877)	$20,845
Income tax expense	—	(5,979)	(1,085)	(7,064)
Profit/(loss) for the year	$49,481	$(11,738)	$(23,962)	$13,781

	Year Ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$118,479	$52,192	$83,483	$254,154
Cost of sales	(35,271)	(46,879)	(98,200)	(180,350)
Gross profit/(loss)	$83,208	$5,313	$(14,717)	$73,804
Administrative expenses	(4,220)	(2,785)	(10,554)	(17,559)
Other operating income	138	245	694	1,077
Other operating expenses	—	(2,163)	(3,109)	(5,272)
Allowance for expected credit losses on financial	(80)	—	(240)	(320)
Operating profit/(loss)	$79,046	$610	$(27,926)	$51,730
Finance income	235	97	266	598
Finance costs	(25,033)	(9,850)	(27,404)	(62,287)
Other financial results	—	—	3,798	3,798
Profit/(loss) before tax	$54,248	$(9,143)	$(51,266)	$(6,161)
Income tax benefit	—	657	1,062	1,719
Profit/(loss) for the year	$54,248	$(8,486)	$(50,204)	$(4,442)

	Year Ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$104,545	$34,909	$83,154	$222,608
Cost of sales	(40,171)	(55,922)	(87,801)	(183,894)
Gross profit/(loss)	$64,374	$(21,013)	$(4,647)	$38,714
Administrative expenses	(3,418)	(2,252)	(8,849)	(14,519)
Other operating income	760	—	705	1,465
Other operating expenses	(3)	(1,402)	(3,354)	(4,759)
Allowance for expected credit losses on financial	(73)	—	(318)	(391)
Operating profit/(loss)	$61,640	$(24,667)	$(16,463)	$20,510
Finance income	1,780	957	1,890	4,627
Finance costs	(23,647)	(13,008)	(28,644)	(65,299)
Other financial results	—	—	3,162	3,162
Loss from mark to market and disposal of financial asset	(9,276)	(4,987)	(9,886)	(24,149)
Profit/(loss) before tax	$30,497	$(41,705)	$(49,941)	$(61,149)
Income tax expense	—	(1,848)	(3,382)	(5,230)
Profit/(loss) for the year	$30,497	$(43,553)	$(53,323)	$(66,379)